UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08287

Cohen & Steers Real Estate Securities Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Real Estate Securities Fund, Inc. annual shareholder report as of December 31, 2024 Class A - CSEIX

This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.10%
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.48% total return in the 12 months ended December 31, 2024, compared with the Linked Index,1 which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,1 due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	S&P 500 Index
Linked Index[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	1.69%	3.20%	6.21%
Without sales charge	6.48%	4.15%	6.70%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	Reflects a 4.50% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. annual shareholder report as of December 31, 2024 Class C - CSCIX

This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%
How did the Fund perform during the last year and what affected its performance?

The share class had a 5.70% total return in the 12 months ended December 31, 2024, compared with the Linked Index,1 which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,1 due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	S&P 500 Index
Linked Index[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	4.70%[2]	3.47%	6.00%
Without sales charge	5.70%	3.47%	6.00%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. annual shareholder report as of December 31, 2024 Class F - CREFX

This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.75%
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.79% total return in the 12 months ended December 31, 2024, compared with the Linked Index,1 which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,1 due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class F	S&P 500 Index
Linked Index[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	6.79%	4.52%	6.84%
Linked Index[1]	4.92%	3.29%	5.25%
S&P 500 Index	25.02%	14.52%	14.48%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. annual shareholder report as of December 31, 2024 Class I - CSDIX

This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.84%
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.71% total return in the 12 months ended December 31, 2024, compared with the Linked Index,1 which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,1 due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	S&P 500 Index
Linked Index[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I2	6.71%	4.42%	6.98%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. annual shareholder report as of December 31, 2024 Class R - CIRRX

This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.25%
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.30% total return in the 12 months ended December 31, 2024, compared with the Linked Index,1 which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,1 due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	S&P 500 Index
Linked Index[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R2	6.30%	3.99%	6.54%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. annual shareholder report as of December 31, 2024 Class Z - CSZIX

This annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.75%
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.79% total return in the 12 months ended December 31, 2024, compared with the Linked Index,1 which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,1 due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. A non-allocation to office owners also hindered performance, as the sector outperformed following several years of significant underperformance. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Office
Health Care	Apartment

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	S&P 500 Index
Linked Index[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z2	6.79%	4.52%	7.07%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$7,661,817,094
Number of portfolio holdings (excluding derivatives)	37
Portfolio turnover rate	35%
Net advisory fees paid	$50,777,761
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.9%
American Tower Corp.	8.7%
Digital Realty Trust, Inc.	7.4%
Prologis, Inc.	5.7%
Crown Castle, Inc.	5.6%
Simon Property Group, Inc.	5.5%
Equinix, Inc.	4.9%
Sun Communities, Inc.	4.1%
Invitation Homes, Inc.	3.7%
Iron Mountain, Inc.	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.5%
Data Centers	12.3%
Industrials	10.1%
Apartment	6.3%
Regional Mall	5.5%
Self Storage	5.1%
Shopping Center	4.8%
Specialty	4.2%
Other (includes short-term investments)	22.9%

Country diversification[3,5]	(%)
United States	97.6%
Spain	0.9%
Canada	0.6%
Other (includes short-term investments)	0.9%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. A current copy of the Code of Ethics is available on the Registrant website at https://assets.cohenandsteers.com/assets/content/uploads/Code_of_Ethics_for_Principal_Executive_and_Principal_Financial_Officers_of_the_Funds.pdf. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s board has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Ramona Rogers-Windsor is a member of the board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended December 31, 2024 and December 31, 2023 for professional services rendered by the Registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$50,068	$50,532
Audit-Related Fees	$0	$0
Tax Fees	$6,222	$6,222
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2024	2023
Registrant	$6,222	$6,222
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

We would like to share with you our report for the year ended December 31, 2024. The total returns for Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended December 31, 2024	Year Ended December 31, 2024
Cohen & Steers Real Estate Securities Fund:
Class A	5.80%	6.48%
Class C	5.42%	5.70%
Class F	5.99%	6.79%
Class I	5.95%	6.71%
Class R	5.69%	6.30%
Class Z	5.99%	6.79%
FTSE Nareit All Equity REITs Index(a)	7.27%	4.92%
S&P 500 Index(a)	8.44%	25.02%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

(a)

The FTSE Nareit All Equity REITs Index contains all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

December 31, 2024

		Shares	Value
COMMON STOCK—REAL ESTATE	99.1%
APARTMENT	6.3%
AvalonBay Communities, Inc.		371,922	$81,811,682
Essex Property Trust, Inc.		760,735	217,144,199
UDR, Inc.		4,172,763	181,139,642

			480,095,523

DATA CENTERS	12.3%
Digital Realty Trust, Inc.		3,215,881	570,272,177
Equinix, Inc.(a)		394,929	372,374,605

			942,646,782

FREE STANDING	3.9%
Agree Realty Corp.		2,059,253	145,074,374
Essential Properties Realty Trust, Inc.		3,157,398	98,763,409
NETSTREIT Corp.		4,064,194	57,508,345

			301,346,128

GAMING	2.6%
VICI Properties, Inc., Class A		6,848,544	200,045,970

HEALTH CARE	13.5%
Healthcare Realty Trust, Inc., Class A		9,109,729	154,409,906
Omega Healthcare Investors, Inc.		2,075,322	78,550,938
PACS Group, Inc.(b)		3,415,352	44,775,265
Welltower, Inc.		6,010,081	757,450,508

			1,035,186,617

HOTEL	3.2%
Boyd Gaming Corp.		1,473,163	106,863,244
Caesars Entertainment, Inc.(b)		2,156,197	72,060,104
Host Hotels & Resorts, Inc.		3,902,519	68,372,133

			247,295,481

INDUSTRIALS	10.1%
Americold Realty Trust, Inc.		4,683,663	100,230,388
Lineage, Inc.(c)		512,050	29,990,764
Dream Industrial Real Estate Investment Trust (Canada)		5,525,133	45,394,150
EastGroup Properties, Inc.		1,040,442	166,980,537
Prologis, Inc.		4,102,449	433,628,859

			776,224,698

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
INFRASTRUCTURE	0.9%
Cellnex Telecom SA (Spain)(d)		2,250,041	$71,109,790

MANUFACTURED HOME	4.1%
Sun Communities, Inc.		2,535,603	311,803,101

REGIONAL MALL	5.5%
Simon Property Group, Inc.		2,455,260	422,820,325

SELF STORAGE	5.1%
Extra Space Storage, Inc.		1,281,829	191,761,618
Public Storage		655,167	196,183,207

			387,944,825

SHOPPING CENTER	4.8%
Acadia Realty Trust(e)		9,157,157	221,236,913
Kite Realty Group Trust		5,685,492	143,501,818

			364,738,731

SINGLE FAMILY HOMES	3.7%
Invitation Homes, Inc.		8,805,815	281,521,906

SPECIALTY	4.2%
Iron Mountain, Inc.		2,344,223	246,401,279
Outfront Media, Inc.		4,361,421	77,371,609

			323,772,888

TELECOMMUNICATIONS	15.3%
American Tower Corp.(a)		3,646,423	668,790,442
Crown Castle, Inc.		4,758,847	431,912,954
SBA Communications Corp., Class A		338,172	68,919,454

			1,169,622,850

TIMBERLAND	3.6%
Rayonier, Inc.		6,650,992	173,590,891
Weyerhaeuser Co.		3,673,458	103,407,843

			276,998,734

TOTAL COMMON STOCK (Identified cost—$6,444,125,784)			7,593,174,349

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42%(f)		43,147,615	$43,147,615

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$43,147,615)			43,147,615

PURCHASED OPTION CONTRACTS (Premiums paid—$167,759)	0.0%		34,460

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,487,441,158)	99.7%		7,636,356,424
WRITTEN OPTION CONTRACTS (Premiums received—$672,325)	(0.0)		(615,910)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		26,076,580

NET ASSETS	100.0%		$7,661,817,094

Exchange-Traded Option Contracts

Purchased Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(g)	Premiums Paid	Value
Call—PACS Group, Inc.	$20.00	1/17/25	3,446	$4,517,706	$167,759	$34,460

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(g)	Premiums Received	Value
Put—Omega Healthcare Investors, Inc.	$ 38.00	1/17/25	(5,150)	$(19,492,750)	$(229,585)	$(355,350)
Put—Sun Communities, Inc.	120.00	1/17/25	(3,257)	(40,051,329)	(442,740)	(260,560)
			(8,407)	$(59,544,079)	$(672,325)	$(615,910)

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $61,645,840 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	Restricted security. Aggregate holdings equal 0.4% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $32,522,915.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $71,109,790 which represents 0.9% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Affiliated issuer in which the Fund owns 5% or more of the outstanding voting shares.
(f)	Rate quoted represents the annualized seven-day yield.
(g)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS:
Investments in securities of unaffiliated issuers, at value (Identified cost—$6,301,989,463)	$7,415,119,511
Investments in securities of affiliated issuers, at value (Identified cost—$185,451,695)	221,236,913
Foreign currency, at value (Identified cost—$1,676,877)	1,675,220
Receivable for:
Dividends and interest	39,789,602
Fund shares sold	18,695,070
Other assets	50,249

Total Assets	7,696,566,565

LIABILITIES:
Written option contracts, at value (Premiums received—$672,325)	615,910
Payable for:
Fund shares redeemed	17,825,145
Investment securities purchased	9,111,121
Investment advisory fees	4,476,011
Shareholder servicing fees	1,539,264
Administration fees	267,628
Distribution fees	176,275
Directors’ fees	736
Other liabilities	737,381

Total Liabilities	34,749,471

NET ASSETS	$7,661,817,094

NET ASSETS consist of:
Paid-in capital	$6,705,477,007
Total distributable earnings/(accumulated loss)	956,340,087

$7,661,817,094

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2024

CLASS A SHARES:
NET ASSETS	$673,806,686
Shares issued and outstanding ($0.001 par value common stock outstanding)	41,989,051

Net asset value and redemption price per share	$16.05

Maximum offering price per share ($16.05 ÷ 0.955)(a)	$16.81

CLASS C SHARES:
NET ASSETS	$28,329,388
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,031,556

Net asset value and offering price per share(b)	$13.94

CLASS F SHARES:
NET ASSETS	$598,613,343
Shares issued and outstanding ($0.001 par value common stock outstanding)	34,665,626

Net asset value, offering and redemption price per share	$17.27

CLASS I SHARES:
NET ASSETS	$5,038,486,015
Shares issued and outstanding ($0.001 par value common stock outstanding)	291,846,938

Net asset value, offering and redemption price per share	$17.26

CLASS R SHARES:
NET ASSETS	$18,262,056
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,062,233

Net asset value, offering and redemption price per share	$17.19

CLASS Z SHARES:
NET ASSETS	$1,304,319,606
Shares issued and outstanding ($0.001 par value common stock outstanding)	75,526,733

Net asset value, offering and redemption price per share	$17.27

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Investment Income:
Dividend income from:
Unaffiliated issuers (net of $316,727 of foreign withholding tax)	$207,769,883
Affiliated issuers	6,853,989
Interest income from unaffiliated issuers	76,897

Total Investment Income	214,700,769

Expenses:
Investment advisory fees	50,777,761
Distribution fees—Class A	1,785,906
Distribution fees—Class C	291,996
Distribution fees—Class R	99,563
Shareholder servicing fees—Class A	714,363
Shareholder servicing fees—Class C	97,332
Shareholder servicing fees—Class I	4,492,802
Administration fees	3,428,999
Transfer agent fees and expenses	896,392
Shareholder reporting expenses	742,409
Directors’ fees and expenses	312,040
Registration and filing fees	227,368
Professional fees	135,510
Custodian fees and expenses	70,453
Miscellaneous	240,368

Total Expenses	64,313,262

Net Investment Income (Loss)	150,387,507

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	191,208,824
Investments in securities of affiliated issuers	1,735,332
Written option contracts	11,023,877
Foreign currency transactions	(72,929)

Net realized gain (loss)	203,895,104

Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	68,575,668
Investments in securities of affiliated issuers	70,343,846
Written option contracts	3,510,641
Foreign currency translations	(1,260)

Net change in unrealized appreciation (depreciation)	142,428,895

Net Realized and Unrealized Gain (Loss)	346,323,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$496,711,506

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$150,387,507	$162,807,636
Net realized gain (loss)	203,895,104	(260,109,641)
Net change in unrealized appreciation (depreciation)	142,428,895	962,469,438

Net increase (decrease) in net assets resulting from operations	496,711,506	865,167,433

Distributions to Shareholders:
Class A	(13,237,900)	(17,149,033)
Class C	(527,021)	(968,852)
Class F	(12,340,860)	(13,125,591)
Class I	(99,913,419)	(101,373,515)
Class R	(298,825)	(387,308)
Class Z	(27,050,355)	(27,083,297)
Tax Return of Capital to Shareholders:
Class A	(5,886,622)	(7,209,714)
Class C	(370,401)	(582,339)
Class F	(4,387,812)	(4,906,313)
Class I	(37,805,015)	(36,937,890)
Class R	(153,619)	(172,504)
Class Z	(9,886,666)	(9,610,634)

Total distributions	(211,858,515)	(219,506,990)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	51,735,707	(208,997,465)

Total increase (decrease) in net assets	336,588,698	436,662,978
Net Assets:
Beginning of year	7,325,228,396	6,888,565,418

End of year	$7,661,817,094	$7,325,228,396

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.48	$14.16	$20.70	$ 15.34	$16.62

Income (loss) from investment operations:

Net investment income (loss)(a)	0.26	0.29	0.22	0.07	0.20 (b)
Net realized and unrealized gain (loss)	0.75	1.48	(5.63)	6.23	(0.63)

Total from investment operations	1.01	1.77	(5.41)	6.30	(0.43)

Less dividends and distributions to shareholders from:

Net investment income	(0.31)	(0.32)	(0.25)	(0.10)	(0.26)
Net realized gain	—	—	(0.88)	(0.84)	(0.44)
Tax return of capital	(0.13)	(0.13)	—	—	(0.15)

Total dividends and distributions to shareholders	(0.44)	(0.45)	(1.13)	(0.94)	(0.85)

Net increase (decrease) in net asset value	0.57	1.32	(6.54)	5.36	(1.28)

Net asset value, end of year	$16.05	$15.48	$14.16	$ 20.70	$15.34

Total return(c)(d)	6.48%	12.78%	–26.49%	41.68%	–2.01%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$673.8	$760.1	$836.0	$1,018.5	$722.6

Ratios to average daily net assets:
Expenses	1.10%	1.10%	1.10%	1.10%	1.13%

Net investment income (loss)	1.62%	1.99%	1.33%	0.39%	1.35%

Portfolio turnover rate	35%	41%	34%	55%	108%

(a)	Calculation based on average shares outstanding.
(b)	8.4% of gross income was attributable to special non–cash dividends paid by Apartment Investment & Management Co., Class A for the year ended December 31, 2020.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.51	$12.40	$18.31	$13.66	$14.89

Income (loss) from investment operations:

Net investment income (loss)(a)	0.10	0.15	0.07	(0.07)	(0.11	)(b)
Net realized and unrealized gain (loss)	0.67	1.33	(4.95)	5.56	(0.36)

Total from investment operations	0.77	1.48	(4.88)	5.49	(0.47)

Less dividends and distributions to shareholders from:

Net investment income	(0.21)	(0.24)	(0.15)	—	(0.17)
Net realized gain	—	—	(0.88)	(0.84)	(0.44)
Tax return of capital	(0.13)	(0.13)	—	—	(0.15)

Total dividends and distributions to shareholders	(0.34)	(0.37)	(1.03)	(0.84)	(0.76)

Net increase (decrease) in net asset value	0.43	1.11	(5.91)	4.65	(1.23)

Net asset value, end of year	$13.94	$13.51	$12.40	$18.31	$13.66

Total return(c)(d)	5.70%	12.17%	–27.00%	40.71%	–2.60%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 28.3	$ 49.3	$ 66.3	$117.2	$110.2

Ratios to average daily net assets:
Expenses	1.75%	1.75%	1.75%	1.75%	1.78%

Net investment income (loss)	0.73%	1.15%	0.44%	(0.46)%	(0.81)%

Portfolio turnover rate	35%	41%	34%	55%	108%

(a)	Calculation based on average shares outstanding.
(b)	8.4% of gross income was attributable to special non–cash dividends paid by Apartment Investment & Management Co., Class A for the year ended December 31, 2020.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class F
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.63	$15.16	$22.07	$16.30	$17.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.36	0.37	0.33	0.16	0.31 (b)
Net realized and unrealized gain (loss)	0.77	1.60	(6.06)	6.62	(0.71)

Total from investment operations	1.13	1.97	(5.73)	6.78	(0.40)

Less dividends and distributions to shareholders from:

Net investment income	(0.36)	(0.37)	(0.30)	(0.17)	(0.31)
Net realized gain	—	—	(0.88)	(0.84)	(0.44)
Tax return of capital	(0.13)	(0.13)	—	—	(0.15)

Total dividends and distributions to shareholders	(0.49)	(0.50)	(1.18)	(1.01)	(0.90)

Net increase (decrease) in net asset value	0.64	1.47	(6.91)	5.77	(1.30)

Net asset value, end of year	$17.27	$16.63	$15.16	$22.07	$16.30

Total return(c)	6.79%	13.30%	–26.28%	42.19%	–1.66%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$598.6	$545.8	$618.5	$541.8	$379.9

Ratios to average daily net assets:
Expenses	0.75%	0.75%	0.75%	0.75%	0.78%

Net investment income (loss)	2.12%	2.39%	1.86%	0.82%	2.00%

Portfolio turnover rate	35%	41%	34%	55%	108%

(a)	Calculation based on average shares outstanding.
(b)	8.4% of gross income was attributable to special non–cash dividends paid by Apartment Investment & Management Co., Class A for the year ended December 31, 2020.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$ 16.62	$ 15.16	$ 22.07	$ 16.30	$ 17.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.34	0.37	0.30	0.14	0.31 (b)
Net realized and unrealized gain (loss)	0.78	1.58	(6.04)	6.62	(0.73)

Total from investment operations	1.12	1.95	(5.74)	6.76	(0.42)

Less dividends and distributions to shareholders from:

Net investment income	(0.35)	(0.36)	(0.29)	(0.15)	(0.29)
Net realized gain	—	—	(0.88)	(0.84)	(0.44)
Tax return of capital	(0.13)	(0.13)	—	—	(0.15)

Total dividends and distributions to shareholders	(0.48)	(0.49)	(1.17)	(0.99)	(0.88)

Net increase (decrease) in net asset value	0.64	1.46	(6.91)	5.77	(1.30)

Net asset value, end of year	$ 17.26	$ 16.62	$ 15.16	$ 22.07	$ 16.30

Total return(c)	6.71%	13.15%	–26.34%	42.07%	–1.75%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$5,038.5	$4,691.3	$4,265.6	$5,848.6	$3,667.6

Ratios to average daily net assets:
Expenses	0.84%	0.84%	0.84%	0.84%	0.87%

Net investment income (loss)	2.01%	2.36%	1.64%	0.73%	1.97%

Portfolio turnover rate	35%	41%	34%	55%	108%

(a)	Calculation based on average shares outstanding.
(b)	8.4% of gross income was attributable to special non–cash dividends paid by Apartment Investment & Management Co., Class A for the year ended December 31, 2020.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.55	$15.10	$21.98	$16.24	$17.54

Income (loss) from investment operations:

Net investment income (loss)(a)	0.26	0.30	0.22	0.07	0.25 (b)
Net realized and unrealized gain (loss)	0.79	1.57	(6.01)	6.58	(0.73)

Total from investment operations	1.05	1.87	(5.79)	6.65	(0.48)

Less dividends and distributions to shareholders from:

Net investment income	(0.28)	(0.29)	(0.21)	(0.07)	(0.23)
Net realized gain	—	—	(0.88)	(0.84)	(0.44)
Tax return of capital	(0.13)	(0.13)	—	—	(0.15)

Total dividends and distributions to shareholders	(0.41)	(0.42)	(1.09)	(0.91)	(0.82)

Net increase (decrease) in net asset value	0.64	1.45	(6.88)	5.74	(1.30)

Net asset value, end of year	$17.19	$16.55	$15.10	$21.98	$16.24

Total return(c)	6.30%	12.66%	–26.63%	41.48%	–2.18%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 18.3	$ 22.2	$ 20.2	$ 30.3	$ 18.7

Ratios to average daily net assets:
Expenses	1.25%	1.25%	1.25%	1.25%	1.28%

Net investment income (loss)	1.52%	1.94%	1.21%	0.34%	1.64%

Portfolio turnover rate	35%	41%	34%	55%	108%

(a)	Calculation based on average shares outstanding.
(b)	8.4% of gross income was attributable to special non–cash dividends paid by Apartment Investment & Management Co., Class A for the year ended December 31, 2020.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$ 16.63	$ 15.17	$ 22.07	$ 16.30	$17.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.36	0.38	0.32	0.16	0.36 (b)
Net realized and unrealized gain (loss)	0.77	1.58	(6.04)	6.62	(0.76)

Total from investment operations	1.13	1.96	(5.72)	6.78	(0.40)

Less dividends and distributions to shareholders from:

Net investment income	(0.36)	(0.37)	(0.30)	(0.17)	(0.31)
Net realized gain	—	—	(0.88)	(0.84)	(0.44)
Tax return of capital	(0.13)	(0.13)	—	—	(0.15)

Total dividends and distributions to shareholders	(0.49)	(0.50)	(1.18)	(1.01)	(0.90)

Net increase (decrease) in net asset value	0.64	1.46	(6.90)	5.77	(1.30)

Net asset value, end of year	$ 17.27	$ 16.63	$ 15.17	$ 22.07	$16.30

Total return(c)	6.79%	13.23%	–26.23%	42.19%	–1.66%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$1,304.3	$1,256.5	$1,082.0	$1,386.2	$834.3

Ratios to average daily net assets:
Expenses	0.75%	0.75%	0.75%	0.75%	0.78%

Net investment income (loss)	2.09%	2.45%	1.75%	0.84%	2.34%

Portfolio turnover rate	35%	41%	34%	55%	108%

(a)	Calculation based on average shares outstanding.
(b)	8.4% of gross income was attributable to special non–cash dividends paid by Apartment Investment & Management Co., Class A for the year ended December 31, 2020.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund’s investment objective is total return through investment in real estate securities. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

Effective at the close of business on November 8, 2019 (the Closing Date), the Fund was closed to new investors subject to certain exceptions outlined in the Fund’s prospectus. Existing shareholders of the Fund may continue to add to their positions following the Closing Date. Please see the Fund’s prospectus for additional information.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$7,593,174,349	$—	$—	$7,593,174,349
Short-Term Investments	—	43,147,615	—	43,147,615
Purchased Option Contracts	34,460	—	—	34,460

Total Investments in Securities(a)	$7,593,208,809	$43,147,615	$—	$7,636,356,424

Written Option Contracts	$(615,910)	$—	$—	$(615,910)

Total Derivative Liabilities(a)	$(615,910)	$—	$—	$(615,910)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2023	Transfer out of Level 3(a)	Change in unrealized appreciation (depreciation)	Balance as of December 31, 2024
Common Stock— Real Estate— Industrials	$55,675,189	$(29,990,764)	$(25,684,425)	$—

(a)

As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of this investment. As of December 31, 2024, the same investment was transferred from Level 3 to Level 1 as a result of the availability of quoted prices in active markets.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2024, a portion of the dividends has been reclassified to distributions from tax return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2024, no additional provisions for income tax are

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the year ended December 31, 2024, the Fund incurred $3,032,478 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2024, the Fund has been advised that the distributor received $2,000, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $818 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $44,473 for the year ended December 31, 2024.

Other Transactions with Affiliates: The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by the Fund that are deemed to be “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the year ended December 31, 2024:

Common Stock— Real Estate— Acadia Realty Trust
Beginning Value as of December 31, 2023	$151,769,189
Purchases at Cost	16,581,830
Proceeds from Sales	(19,193,284)
Net Realized Gain (Loss)	1,735,332
Change in Unrealized Appreciation (Depreciation)	70,343,846

Ending Value as of December 31, 2024	$221,236,913

Shares as of December 31, 2024	9,157,157

Dividend Income	$6,853,989

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2024, totaled $2,703,560,485 and $2,614,531,712, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2024 and the effect of derivatives held during the year ended December 31, 2024, if any, along with the respective location in the financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Purchased Option Contracts— Exchange-Traded(a)	Investments in securities, at value	$34,460	—	$—
Written Option Contracts— Exchange-Traded(a)	—	—	Written option contracts, at value	615,910

(a)	Not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	$(1,213,825)	$2,496,686
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	11,023,877	3,510,641

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities of unaffiliated issuers.

The following summarizes the monthly average volume of the Fund’s option contracts activity for the year ended December 31, 2024:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)(b)	$39,465,031	$153,089,407

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents eight months for purchased option contracts and twelve months for written option contracts.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2024	2023
Ordinary income	$153,368,380	$160,087,596
Tax return of capital	58,490,135	59,419,394

Total dividends and distributions	$211,858,515	$219,506,990

As of December 31, 2024, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$6,607,896,234

Gross unrealized appreciation on investments	$1,527,236,781
Gross unrealized depreciation on investments	(498,721,436)

Net unrealized appreciation (depreciation) on investments	$1,028,515,345

The Fund incurred ordinary losses of $70,917 after October 31, 2024 that it has elected to defer to the following year.

During the year ended December 31, 2024, the Fund utilized net capital loss carryforwards of $192,830,250.

As of December 31, 2024, the Fund has a net capital loss carryforward of $92,561,357 which may be used to offset future capital gains. These losses are a long-term capital loss carryforward of $92,561,357, which under current federal income tax rules, may offset capital gains recognized in any future period.

As of December 31, 2024, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, straddle deferrals and certain REIT dividends, and permanent book/tax differences primarily attributable to prior year REIT distribution adjustments. To reflect reclassifications arising from the permanent differences, paid-in capital was credited $324,701 and total distributable earnings/(accumulated loss) was charged $324,701. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue one billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 100 million of Class A capital stock, 50 million of Class C capital stock, 100 million of Class F capital stock, 550 million of Class I capital stock, 50 million of Class R capital stock and 150 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A:
Sold	6,133,239	$98,202,576	5,773,717	$83,602,535
Issued as reinvestment of dividends and distributions	1,066,601	17,365,439	1,545,671	22,135,636
Redeemed	(14,302,913)	(227,099,049)	(17,288,943)	(253,390,666)

Net increase (decrease)	(7,103,073)	$(111,531,034)	(9,969,555)	$(147,652,495)

Class C:
Sold	36,491	$507,984	49,788	$634,693
Issued as reinvestment of dividends and distributions	58,975	830,794	111,528	1,398,177
Redeemed	(1,712,461)	(23,804,707)	(1,854,460)	(23,350,201)

Net increase (decrease)	(1,616,995)	$(22,465,929)	(1,693,144)	$(21,317,331)

Class F:
Sold	12,399,622	$206,657,263	4,188,865	$63,188,438
Issued as reinvestment of dividends and distributions	791,255	13,862,595	1,148,356	17,634,262
Redeemed	(11,356,122)	(191,173,683)	(13,290,638)	(206,624,153)

Net increase (decrease)	1,834,755	$29,346,175	(7,953,417)	$(125,801,453)

Class I:
Sold	66,716,998	$1,130,583,745	66,999,497	$1,033,517,401
Issued as reinvestment of dividends and distributions	7,376,261	129,497,930	8,296,407	127,390,202
Redeemed	(64,457,454)	(1,096,880,485)	(74,386,516)	(1,139,643,451)

Net increase (decrease)	9,635,805	$163,201,190	909,388	$21,264,152

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Class R:
Sold	265,342	$4,465,762	350,110	$5,345,532
Issued as reinvestment of dividends and distributions	25,990	452,444	36,567	559,761
Redeemed	(571,447)	(9,641,540)	(380,497)	(5,904,939)

Net increase (decrease)	(280,115)	$(4,723,334)	6,180	$354

Class Z:
Sold	21,271,113	$365,755,978	22,798,303	$353,180,540
Issued as reinvestment of dividends and distributions	1,905,608	33,466,639	2,223,732	34,152,575
Redeemed	(23,225,326)	(401,313,978)	(20,795,289)	(322,823,807)

Net increase (decrease)	(48,605)	$(2,091,361)	4,226,746	$64,509,308

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Non-Diversification Risk: As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

Options Risk: Gains on options transactions depend on the investment advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Real Estate Securities Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cohen & Steers Real Estate Securities Fund, Inc. (the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, portfolio company and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 21, 2025

We have served as the auditor of one or more investment companies in the Cohen & Steers family of mutual funds since 1991.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

(The following pages are unaudited)

TAX INFORMATION—2024

For the calendar year ended December 31, 2024, for individual taxpayers, the Fund designates $7,224,751 as qualified dividend income eligible for reduced tax rates and $146,143,629 as qualified business income eligible for the 20% deduction. In addition, for corporate taxpayers, 0.64% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to Portfolio Management Team

Effective January 1, 2024, Ji Zhang was added as a portfolio manager of the Fund. Jason Yablon and Mathew Kirschner continue to serve as portfolio managers of the Fund.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800-330-7348

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Yigal D. Jhirad

Vice President

Jason A. Yablon

Vice President

Mathew Kirschner

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—CSEIX
Class C—CSCIX
Class F—CREFX
Class I—CSDIX
Class R—CIRRX
Class Z—CSZIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Estate Securities Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Annual Financial Statements and Additional Information December 31, 2024

Cohen & Steers

Real Estate

Securities Fund

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

CSEIXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: March 5, 2025